American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
November 30, 2021

Avantis U.S. Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
Huntington Ingalls Industries, Inc.	102	18,106
Textron, Inc.	242	17,134
		35,240
Air Freight and Logistics — 2.0%
FedEx Corp.	613	141,217
United Parcel Service, Inc., Class B	1,297	257,286
		398,503
Auto Components — 0.2%
Autoliv, Inc.	405	39,038
Gentex Corp.	165	5,681
		44,719
Automobiles — 0.6%
General Motors Co.(1)	1,534	88,772
Harley-Davidson, Inc.	760	27,839
		116,611
Banks — 5.3%
BOK Financial Corp.	22	2,271
Citigroup, Inc.	2,198	140,012
Comerica, Inc.	424	34,993
Fifth Third Bancorp	1,396	58,841
First Citizens BancShares, Inc., Class A	11	8,844
JPMorgan Chase & Co.	2,310	366,897
KeyCorp	1,311	29,419
Popular, Inc.	292	22,723
Regions Financial Corp.	1,957	44,522
SVB Financial Group(1)	117	81,003
Synovus Financial Corp.	463	20,969
Wells Fargo & Co.	4,182	199,816
Western Alliance Bancorp	88	9,661
Zions Bancorp N.A.	457	28,827
		1,048,798
Beverages†
National Beverage Corp.	107	5,558
Biotechnology — 2.8%
Gilead Sciences, Inc.	3,327	229,330
Moderna, Inc.(1)	922	324,941
		554,271
Building Products — 0.4%
AO Smith Corp.	392	30,988
Owens Corning	568	48,189
		79,177
Capital Markets — 6.2%
Ameriprise Financial, Inc.	258	74,717
Apollo Global Management, Inc.	920	65,118
Blackstone, Inc.	1,584	224,057
Carlyle Group, Inc. (The)	1,212	66,284
Goldman Sachs Group, Inc. (The)	755	287,647
Houlihan Lokey, Inc.	405	43,959
Janus Henderson Group plc	710	30,338

Jefferies Financial Group, Inc.	1,250	46,975
KKR & Co., Inc.	1,548	115,249
Morgan Stanley	979	92,829
SEI Investments Co.	121	7,215
Stifel Financial Corp.	295	20,948
T. Rowe Price Group, Inc.	795	158,960
		1,234,296
Chemicals — 1.5%
Dow, Inc.	1,586	87,119
FMC Corp.	229	22,943
LyondellBasell Industries NV, Class A	756	65,870
Mosaic Co. (The)	2,016	68,988
Olin Corp.	888	48,263
Westlake Chemical Corp.	67	6,226
		299,409
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc.(1)	274	27,794
Communications Equipment†
Ubiquiti, Inc.	11	3,292
Construction and Engineering — 0.5%
EMCOR Group, Inc.	213	25,420
MasTec, Inc.(1)	284	26,176
WillScot Mobile Mini Holdings Corp.(1)	1,314	50,050
		101,646
Consumer Finance — 3.3%
Ally Financial, Inc.	1,718	78,736
Capital One Financial Corp.	1,353	190,137
Credit Acceptance Corp.(1)	65	40,619
Discover Financial Services	1,337	144,195
OneMain Holdings, Inc.	801	39,882
Synchrony Financial	2,528	113,229
Upstart Holdings, Inc.(1)	233	47,739
		654,537
Containers and Packaging — 0.6%
Avery Dennison Corp.	77	15,790
Graphic Packaging Holding Co.	1,860	36,716
Packaging Corp. of America	457	59,680
		112,186
Distributors — 0.5%
Genuine Parts Co.	681	86,991
LKQ Corp.	231	12,913
		99,904
Diversified Financial Services — 0.5%
Equitable Holdings, Inc.	1,981	62,322
Voya Financial, Inc.	431	26,783
		89,105
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	6,567	330,123
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	2,101	77,926
Flex Ltd.(1)	1,524	26,060
Jabil, Inc.	938	54,836
TD SYNNEX Corp.	219	22,658
		181,480

Energy Equipment and Services — 0.5%
Halliburton Co.	4,448	96,032
Food and Staples Retailing — 5.0%
Albertsons Cos., Inc., Class A	285	10,029
Casey's General Stores, Inc.	174	33,806
Costco Wholesale Corp.	893	481,666
Kroger Co. (The)	3,273	135,928
Walmart, Inc.	2,371	333,434
		994,863
Food Products — 0.3%
Ingredion, Inc.	188	17,509
Pilgrim's Pride Corp.(1)	451	12,664
Tyson Foods, Inc., Class A	390	30,794
		60,967
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc.	418	31,170
Hologic, Inc.(1)	495	36,992
Quidel Corp.(1)	243	35,857
		104,019
Health Care Providers and Services — 1.9%
Anthem, Inc.	519	210,833
Laboratory Corp. of America Holdings(1)	271	77,325
Molina Healthcare, Inc.(1)	312	88,976
		377,134
Health Care Technology — 0.5%
Cerner Corp.	1,270	89,471
Hotels, Restaurants and Leisure — 0.3%
Boyd Gaming Corp.(1)	389	22,799
Penn National Gaming, Inc.(1)	256	13,115
Texas Roadhouse, Inc.	295	24,467
		60,381
Household Durables — 1.3%
Lennar Corp., Class A	473	49,689
Lennar Corp., Class B	22	1,887
Mohawk Industries, Inc.(1)	55	9,233
NVR, Inc.(1)	13	67,929
PulteGroup, Inc.	728	36,422
Toll Brothers, Inc.	557	35,353
Whirlpool Corp.	302	65,757
		266,270
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,812	42,364
Vistra Corp.	528	10,497
		52,861
Insurance — 3.4%
Allstate Corp. (The)	1,039	112,960
American Financial Group, Inc.	300	40,083
Athene Holding Ltd., Class A(1)	545	44,646
Chubb Ltd.	176	31,587
Cincinnati Financial Corp.	132	15,035
Fidelity National Financial, Inc.	1,369	66,958
First American Financial Corp.	672	49,849
Hartford Financial Services Group, Inc. (The)	1,473	97,365
Primerica, Inc.	253	37,229
Progressive Corp. (The)	726	67,475

Travelers Cos., Inc. (The)	817	120,058
		683,245
Interactive Media and Services — 1.4%
Meta Platforms, Inc., Class A(1)	879	285,200
Internet and Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)	157	550,610
IT Services — 2.0%
Accenture plc, Class A	539	192,639
Automatic Data Processing, Inc.	664	153,311
DXC Technology Co.(1)	1,593	47,774
		393,724
Leisure Products — 0.6%
Brunswick Corp.	481	45,171
Polaris, Inc.	275	30,742
YETI Holdings, Inc.(1)	499	45,988
		121,901
Life Sciences Tools and Services — 0.2%
Bruker Corp.	578	46,812
Machinery — 3.3%
AGCO Corp.	236	26,010
Caterpillar, Inc.	874	168,988
Cummins, Inc.	359	75,300
Deere & Co.	564	194,884
Donaldson Co., Inc.	641	36,172
Lincoln Electric Holdings, Inc.	330	44,537
Oshkosh Corp.	287	30,881
Snap-on, Inc.	137	28,210
Toro Co. (The)	549	55,207
		660,189
Media — 0.3%
Cable One, Inc.	11	19,493
DISH Network Corp., Class A(1)	996	31,125
		50,618
Metals and Mining — 2.2%
Alcoa Corp.	1,084	50,439
Freeport-McMoRan, Inc.	4,230	156,848
Newmont Corp.	1,047	57,501
Nucor Corp.	837	88,940
Reliance Steel & Aluminum Co.	66	9,810
Steel Dynamics, Inc.	661	39,528
United States Steel Corp.	1,568	35,452
		438,518
Multiline Retail — 2.5%
Dollar Tree, Inc.(1)	645	86,320
Kohl's Corp.	693	35,502
Macy's, Inc.	2,404	68,514
Target Corp.	1,266	308,702
		499,038
Oil, Gas and Consumable Fuels — 8.0%
Chevron Corp.	2,092	236,124
ConocoPhillips	2,250	157,793
Continental Resources, Inc.	329	14,588
Coterra Energy, Inc.	1,661	33,353
Devon Energy Corp.	3,788	159,323
Diamondback Energy, Inc.	536	57,207

EOG Resources, Inc.	1,612	140,244
Exxon Mobil Corp.	6,544	391,593
Hess Corp.	820	61,107
Marathon Oil Corp.	2,335	36,169
Occidental Petroleum Corp.	5,168	153,231
ONEOK, Inc.	1,944	116,329
Range Resources Corp.(1)	2,106	41,193
		1,598,254
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	668	43,654
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	880	47,194
Johnson & Johnson	3,405	530,942
Merck & Co., Inc.	4,496	336,795
Pfizer, Inc.	9,076	487,654
		1,402,585
Professional Services — 0.5%
Robert Half International, Inc.	681	75,707
TriNet Group, Inc.(1)	261	26,178
		101,885
Road and Rail — 4.8%
AMERCO	47	33,114
CSX Corp.	5,852	202,830
J.B. Hunt Transport Services, Inc.	403	77,038
Kansas City Southern	365	106,160
Norfolk Southern Corp.	143	37,934
Old Dominion Freight Line, Inc.	365	129,637
Saia, Inc.(1)	144	47,690
Union Pacific Corp.	1,367	322,120
		956,523
Semiconductors and Semiconductor Equipment — 7.4%
Amkor Technology, Inc.	407	8,775
Applied Materials, Inc.	1,873	275,687
Intel Corp.	6,475	318,570
Lam Research Corp.	284	193,078
Micron Technology, Inc.	1,519	127,596
ON Semiconductor Corp.(1)	1,275	78,323
Skyworks Solutions, Inc.	335	50,806
Teradyne, Inc.	593	90,652
Texas Instruments, Inc.	1,736	333,954
		1,477,441
Software — 1.4%
Aspen Technology, Inc.(1)	99	14,358
Microsoft Corp.	793	262,158
		276,516
Specialty Retail — 5.8%
Advance Auto Parts, Inc.	343	75,707
AutoNation, Inc.(1)	378	46,815
Best Buy Co., Inc.	840	89,762
Burlington Stores, Inc.(1)	168	49,246
Dick's Sporting Goods, Inc.	467	54,901
Five Below, Inc.(1)	267	54,319
Floor & Decor Holdings, Inc., Class A(1)	496	63,939
Gap, Inc. (The)	1,039	17,175
Penske Automotive Group, Inc.	205	20,422

RH(1)	95	55,402
Ross Stores, Inc.	988	107,781
TJX Cos., Inc. (The)	3,064	212,642
Tractor Supply Co.	537	121,002
Ulta Beauty, Inc.(1)	283	108,658
Williams-Sonoma, Inc.	416	81,053
		1,158,824
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	3,668	606,320
Textiles, Apparel and Luxury Goods — 3.8%
Capri Holdings Ltd.(1)	767	45,422
Columbia Sportswear Co.	115	11,216
Crocs, Inc.(1)	463	75,941
Deckers Outdoor Corp.(1)	170	68,918
Levi Strauss & Co., Class A	472	12,069
lululemon athletica, Inc.(1)	133	60,436
NIKE, Inc., Class B	2,085	352,865
PVH Corp.	397	42,392
Ralph Lauren Corp.	192	22,280
Tapestry, Inc.	1,159	46,499
Under Armour, Inc., Class A(1)	559	13,187
Under Armour, Inc., Class C(1)	604	12,122
		763,347
Trading Companies and Distributors — 0.9%
Fastenal Co.	1,528	90,411
W.W. Grainger, Inc.	197	94,838
		185,249
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(1)	762	82,913
TOTAL COMMON STOCKS (Cost $19,873,618)		19,902,013
Temporary Cash Investments — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,338)	16,338	16,338
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $19,889,956)		19,918,351
OTHER ASSETS AND LIABILITIES — 0.1%		25,982
TOTAL NET ASSETS — 100.0%		$19,944,333

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.